Related party transactions - Summary of aggregate amounts Payable to Key Management Personnel (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party [Abstract]
Aggregate top-up pension obligation in favor of certain corporate officers and of Executive Committee members	€ 10	€ 10	€ 28
Aggregate termination benefits and lump-sum retirement benefits in favor of key management personnel	€ 6	€ 5	€ 7